COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under non-cancellable operating leases as of December 31, 2012 were as follows:
	USD	RMB
Year ending December 31,
2013	832	5,184
2014	109	677

Total	941	5,861